Notes Payable	12 Months Ended
Dec. 31, 2010
Notes Payable [Abstract]
Notes payable
10. Notes payable:
     We entered into a note arrangement to finance certain of our annual insurance premiums for the policy term from December 1, 2007 to April 30, 2009. Effective May 1, 2009, we renewed our insurance policies and entered into a similar financing arrangement for the twelve-month policy term which extended through April 2010. Concurrently, we renewed our workers’ compensation, general liability and auto insurance policies through our insurance broker for the same policy term. Our accounting policy has been to record a prepaid asset associated with certain of these policies which is amortized over the term and which takes into account actual premium payments and deposits made to date, to record an accrued liability for premiums which are contractually committed for the policy term and to make monthly premium payments in accordance with our premium commitments and monthly note payments for amounts financed. Effective May 1, 2010, we renewed our annual insurance premiums for the policy term May 1, 2010 through April 30, 2011, but chose to prepay our premiums for certain insurance coverages which had been financed through a note arrangement in prior renewals, and to continue to make monthly premium payments through our broker for other insurance coverages, including workers’ compensation, general liability and auto insurance policies during this twelve-month policy term.